PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Australia 6.4%
Goodman Group, REIT	1,274,018	$27,064,845
NEXTDC Ltd.*	1,045,666	9,661,443
Scentre Group, REIT	4,196,195	11,891,890
Stockland, REIT	1,204,440	4,506,540
Vicinity Ltd., REIT	6,950,496	11,857,883
		64,982,601
Belgium 1.4%
Aedifica SA, REIT	96,204	8,471,542
Warehouses De Pauw CVA, REIT	204,304	5,789,086
		14,260,628
Canada 2.4%
Chartwell Retirement Residences, UTS	912,113	13,544,542
RioCan Real Estate Investment Trust, REIT	318,000	4,556,369
Sienna Senior Living, Inc.	411,093	6,403,468
		24,504,379
France 2.7%
Klepierre SA, REIT	242,050	9,324,592
Unibail-Rodamco-Westfield, REIT	159,428	17,627,162
		26,951,754
Germany 1.6%
TAG Immobilien AG	700,606	11,886,027
Vonovia SE	152,612	4,468,371
		16,354,398
Hong Kong 3.9%
Hongkong Land Holdings Ltd.	758,151	6,432,819
Link REIT, REIT	176,067	809,514
Sun Hung Kai Properties Ltd.	1,379,832	22,158,574
Swire Properties Ltd.	3,255,680	9,868,137
		39,269,044
Japan 9.0%
Activia Properties, Inc., REIT	36	33,622
GLP J-REIT, REIT	9,419	8,654,573
Invincible Investment Corp., REIT	3,485	1,475,962
Japan Excellent, Inc., REIT	4,211	4,071,908
Mitsubishi Estate Co. Ltd.	1,001,699	25,529,227
Mitsui Fudosan Accommodations Fund, Inc., REIT	12,699	11,353,126
Mitsui Fudosan Co. Ltd.	796,512	9,133,528
Nippon Building Fund, Inc., REIT	9,337	8,660,871
Orix JREIT, Inc., REIT	8,904	5,963,197
Sumitomo Realty & Development Co. Ltd.	583,699	16,254,269
		91,130,283
Singapore 3.6%
CapitaLand Ascendas REIT, REIT	4,475,232	10,014,940
CapitaLand Integrated Commercial Trust, REIT	2,371,581	4,452,420
City Developments Ltd.	1,738,023	12,664,243

PGIM Global Real Estate Fund

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
Lendlease Global Commercial REIT, REIT	7,908,327	$3,968,512
UOL Group Ltd.	624,100	5,330,175
		36,430,290
Spain 0.4%
Merlin Properties Socimi SA, REIT	256,173	3,812,676
Sweden 1.5%
Catena AB	121,449	6,304,379
Fastighets AB Balder (Class B Stock)*	1,212,412	9,144,750
		15,449,129
Switzerland 1.5%
PSP Swiss Property AG	55,124	11,064,443
Swiss Prime Site AG	21,973	3,740,698
		14,805,141
United Kingdom 3.9%
British Land Co. PLC (The), REIT	1,097,452	6,259,788
LondonMetric Property PLC, REIT	4,123,737	11,320,032
Segro PLC, REIT	514,947	5,365,015
Tritax Big Box REIT PLC, REIT	7,032,887	15,964,160
		38,908,995
United States 60.6%
Acadia Realty Trust, REIT	188,229	3,766,462
Agree Realty Corp., REIT	296,341	21,404,711
American Healthcare REIT, Inc., REIT	636,818	29,873,132
BXP, Inc., REIT	39,324	2,543,083
CubeSmart, REIT	296,097	11,112,521
Curbline Properties Corp., REIT	519,513	12,598,190
Digital Realty Trust, Inc., REIT	158,140	26,243,333
Equinix, Inc., REIT	51,440	42,228,639
Equity Residential, REIT	247,519	15,425,384
Essential Properties Realty Trust, Inc., REIT	600,717	18,237,768
Extra Space Storage, Inc., REIT	18,571	2,562,241
First Industrial Realty Trust, Inc., REIT	260,471	15,115,132
FrontView REIT, Inc., REIT	63,794	1,046,860
Healthcare Realty Trust, Inc., REIT	85,657	1,438,181
Hudson Pacific Properties, Inc., REIT*	59,949	516,760
Independence Realty Trust, Inc., REIT	1,071,097	17,887,320
Iron Mountain, Inc., REIT	328,916	30,303,031
Kite Realty Group Trust, REIT	203,651	4,783,762
LXP Industrial Trust, REIT	252,686	12,520,591
Macerich Co. (The), REIT	63,972	1,210,990
Mid-America Apartment Communities, Inc., REIT	45,408	6,098,294
National Health Investors, Inc., REIT	136,093	11,175,957
National Storage Affiliates Trust, REIT	376,589	11,979,296
NETSTREIT Corp., REIT(a)	546,421	10,294,572
Piedmont Realty Trust, Inc., REIT	740,280	6,233,158
Prologis, Inc., REIT	499,530	65,218,637
Public Storage, REIT	46,807	12,927,625
Realty Income Corp., REIT	324,343	19,836,818
Regency Centers Corp., REIT	197,661	14,403,557
Ryman Hospitality Properties, Inc., REIT	50,984	4,828,185
Simon Property Group, Inc., REIT	211,001	40,366,601
SL Green Realty Corp., REIT	186,965	8,372,293
Smartstop Self Storage REIT, Inc., REIT	373,011	11,727,466

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Sun Communities, Inc., REIT			42,952	$5,473,373
Sunstone Hotel Investors, Inc., REIT			471,623	4,136,134
UDR, Inc., REIT			450,119	16,721,921
Ventas, Inc., REIT			36,407	2,827,732
Veris Residential, Inc., REIT			818,352	12,430,767
VICI Properties, Inc., REIT			44,401	1,246,780
Vornado Realty Trust, REIT			11,975	381,763
Welltower, Inc., REIT			390,198	73,497,695
				610,996,715

Total Long-Term Investments (cost $790,173,513)				997,856,033
Short-Term Investments 2.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	9,469,718	9,469,718
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $10,024,630; includes $9,990,723 of cash collateral for securities on loan)(b)(wb)	10,030,768	10,024,749

Total Short-Term Investments (cost $19,494,348)				19,494,467

TOTAL INVESTMENTS 100.9% (cost $809,667,861)				1,017,350,500
Liabilities in excess of other assets (0.9)%				(8,608,907)

Net Assets 100.0%				$1,008,741,593

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,777,960; cash collateral of $9,990,723 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Global Real Estate Fund